Average Annual Total Returns - FidelitySAIMunicipalBondIndexFund-PRO - FidelitySAIMunicipalBondIndexFund-PRO - Fidelity SAI Municipal Bond Index Fund	Aug. 29, 2023
Fidelity SAI Municipal Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.90%)
Since Inception	(1.04%)
Fidelity SAI Municipal Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.90%)
Since Inception	(1.04%)
Fidelity SAI Municipal Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.05%)
Since Inception	(0.36%)
LB015
Average Annual Return:
Past 1 year	(8.53%)
Since Inception	(0.11%)	[1]

[1]	AFrom July 11, 2019.